PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Additions in respect of interest capitalized in property, plant and equipment (note 7)	¥ 2,838		¥ 2,495	¥ 1,430
Exploration expenses	¥ 12,924	$ 1,880	¥ 6,881	7,359
Discount rate for value in use calculations after tax	8.00%	8.00%
Derived pre-tax discount rate	9.00%	9.00%
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax			12.00%
Derived pre-tax discount rate			15.00%
Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax			8.00%
Derived pre-tax discount rate			8.00%
Long Lake project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated recoverable amount					¥ 33,902
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties	¥ 1,298		¥ 636	¥ 1,609
Oil and gas properties [member] | North America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration expenses	444
Exploration and evaluation assets [member] | North America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration expenses	¥ 5,387